Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Receipts from customers	$ 266,212	$ 1,385,959
Research & Development tax incentive grant	890,113	946,412
Interest received	98	7,248
Interest and other costs of finance paid	(163,822)
Payments to suppliers and employees	(10,851,400)	(6,441,705)
Net cash flows used in operating activities	(9,858,799)	(4,102,086)
Cash flows from investing activities
Payments for property, plant and equipment	(86,269)	(23,453)
Payments for application development costs		(78,279)
Loans (to) / from related party	(171,500)	68,500
Loans to other entities		(647,954)
Payments for investments	(3,126,950)	(2,760,945)
Net cash flows used in investing activities	(3,384,719)	(3,442,131)
Cash flows from financing activities
Proceeds from borrowings	1,077,069	1,821,810
Repayment of borrowings		(865,000)
Repayment of lease liabilities	(86,912)	(103,105)
Proceeds from the issue of shares	18,233,320	8,632,535
Payments for share issue costs	(2,141,090)	(396,975)
Net cash flows from financing activities	17,082,387	9,089,265
Net increase in cash assets	3,838,869	1,545,048
Cash at the beginning of the financial year	2,172,499	627,304
Cash at the end of the financial year	6,011,368	2,172,352
Unrealised foreign currency losses		147
Cash at bank	$ 6,011,368	$ 2,172,499